Related party transactions - Transactions with TCCC (Details) - TCCC - Entities with joint control or significant influence over entity - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 140	€ 117	€ 50
Amounts affecting cost of sales	(3,964)	(3,805)	(3,056)
Amounts affecting operating expenses	25	19	9
Amounts affecting finance costs, net	4	0	0
Total net amount affecting the consolidated income statement	(3,795)	(3,669)	€ (2,997)
Amounts due from TCCC	101	130
Amounts payable to TCCC	€ 229	€ 442